Scheduled Maturities of Time Deposits (Detail) (USD $)	Dec. 31, 2013
Time Deposits [Line Items]
2014	$ 196,696,024
2015	33,234,264
2016	2,359,252
2017	56,684
2018	97,480
Time Deposits, Total	$ 232,443,704